RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
RELATED PARTY TRANSACTIONS [Text Block]

NOTE 5 – RELATED PARTY TRANSACTIONS

Related party balances

The following amounts due to related parties are included in trade payables and accrued liabilities:

	May 31,	February 28,
	2013	2013
Directors of the Company (i)	$389,674	$173,025

	$389,674	$173,025

Related party transactions

The Company incurred the following transactions with directors, officers and companies that are controlled by directors and officers of the Company.

	Three month period ended
	May 31,	May 31,
	2013	2012
Administration	$4,832	$4,501
Consulting fees	111,537	144,931
Management fees	164,214	171,001
Mineral exploration costs	185,800	109,200
	$466,383	$429,633

NOTE 6 – RELATED PARTY TRANSACTIONS

Related party balances

The following amounts due to related parties are included in trade payables and accrued liabilities:

	February 28,	February 29,
	2013	2012
Directors of the Company (i)	$173,025	$19,683
Director of the Company (ii)	-	15,812
	$173,025	$35,495

(i)	These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

(ii)	The amount is unsecured, bears a monthly interest rate of 1.5% and has no fixed terms of repayment.

Related party transactions

The Company incurred the following transactions with directors, officers and companies that are controlled by directors and officers of the Company.

	Year ended
	February 28,	February 29,
	2013	2012
Administration	$18,460	$17,849
Consulting fees	564,066	112,484
Management fees	667,964	240,121
Mineral exploration costs	433,591	755,986
	$1,684,081	$1,126,440